Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS
The Companies purchase merchandise from numerous suppliers throughout the world, including certain affiliated companies of the Companies. The Companies purchased merchandise from affiliated companies in the amount of ¥1,131 million ($13,666 thousand), ¥1,209 million and ¥1,674 million in the fiscal years ended March 31, 2011, 2010 and 2009, respectively. The accounts payable to affiliated companies were ¥0 million ($4 thousand) and ¥15 million as of March 31, 2011 and 2010, respectively.
The Companies also sell supplies, materials and products to certain affiliated companies. Aggregate sales to affiliated companies were ¥537 million ($6,489 thousand), ¥354 million and ¥958 million in fiscal years ended March 31, 2011, 2010 and 2009. The accounts receivable from affiliated companies were ¥91 million ($1,100 thousand) and ¥60 million as of March 31, 2011 and 2010, respectively.
The Companies earn royalties from the use of the Wacoal Brand by certain affiliated companies. The amount of royalty revenue earned was ¥201 million ($2,429 thousand), ¥199 million and ¥206 million in the fiscal years ended March 31, 2011, 2010 and 2009, respectively. Other accounts receivables from affiliated companies, which are categorized in other current assets in the consolidated balance sheets, were ¥158 million ($1,909 thousand) and ¥163 million as of March 31, 2011 and 2010, respectively.
Transaction between the Company and President’s Immediate Family — During the year ended March 31, 2010, the Company purchased the building and land which were owned by the president’s immediate family to use as a Company’s memorial house for the price based on a certification of real estate appraisal. The building and land included in the consolidated balance sheet as of March 31, 2010 were ¥35 million and ¥539 million, respectively. There were no such transactions during the year ended March 31, 2011.